Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Summary of Activity for Stock Options

Following is a summary of activity for stock options for the years ended December 31, 2017 and 2016 (number of shares):

	2017	2016
Outstanding, beginning of year	33,352	-
Granted	30,151	33,352
Exercised	-	-
Outstanding, end of year	63,503	33,352
Weighted average exercise price
at end of year	$20.45	$19.32

Assumptions Used in Calculating the Fair Value of the Options

Following are assumptions used in calculating the fair value of the options granted in 2017 and 2016:

	2017	2016
Weighted-average fair value of options granted	$7.35	$6.27
Average dividend yield	2.23%	2.31%
Expected volatility	40.00%	40.00%
Rick-free interest rate	2.06%	1.58%
Expected term (years)	7	7